Commitments	3 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Commitments

14.    Commitments

Other than commitments related to the leases and the long-term debts, the Company is committed to minimum amounts under long-term agreements for license and telecommunications and office equipment, which expire at the latest in 2025. The commitments are detailed in the annual consolidated financial statements for the year ended September 30, 2024.